Property, Plant and Equipment - Detailed Information About Property, Plant and Equipment (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 23,503
Ending balance		23,854
Carrying amount		23,854
Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		51,547	$ 54,522
Effect of movements in foreign exchange		2,832	(4,424)
Acquisitions		1,108	2,989
Acquisitions through business combinations		0	16
Disposals through sale and derecognition		(567)	(2,271)
Disposals through the sale of subsidiaries		0	(9)
Transfer (to)/from other asset categories and other movements	[1]	(232)	724
Ending balance		54,688	51,547
Carrying amount		54,688	51,547
Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(30,252)	(30,430)
Effect of movements in foreign exchange		(1,724)	2,367
Depreciation		(1,665)	(3,518)
Disposals through sale and derecognition		545	2,121
Disposals through the sale of subsidiaries		0	5
Impairment losses		(77)	(247)
Transfer (to)/from other asset categories and other movements	[1]	116	(550)
Ending balance		(33,058)	(30,252)
Carrying amount		(33,058)	$ (30,252)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		7,307
Ending balance		7,573
Carrying amount		7,573
Land and buildings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		12,325
Effect of movements in foreign exchange		617
Acquisitions		5
Acquisitions through business combinations		0
Disposals through sale and derecognition		(10)
Disposals through the sale of subsidiaries		0
Transfer (to)/from other asset categories and other movements	[1]	86
Ending balance		13,024
Carrying amount		13,024
Land and buildings [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(5,018)
Effect of movements in foreign exchange		(262)
Depreciation		(190)
Disposals through sale and derecognition		8
Disposals through the sale of subsidiaries		0
Impairment losses		(9)
Transfer (to)/from other asset categories and other movements	[1]	20
Ending balance		(5,450)
Carrying amount		(5,450)
Plant and equipment fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		12,821
Ending balance		12,936
Carrying amount		12,936
Plant and equipment fixtures and fittings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		38,056
Effect of movements in foreign exchange		2,138
Acquisitions		368
Acquisitions through business combinations		0
Disposals through sale and derecognition		(557)
Disposals through the sale of subsidiaries		0
Transfer (to)/from other asset categories and other movements	[1]	539
Ending balance		40,544
Carrying amount		40,544
Plant and equipment fixtures and fittings [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(25,235)
Effect of movements in foreign exchange		(1,462)
Depreciation		(1,475)
Disposals through sale and derecognition		537
Disposals through the sale of subsidiaries		0
Impairment losses		(68)
Transfer (to)/from other asset categories and other movements	[1]	97
Ending balance		(27,607)
Carrying amount		(27,607)
Under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,166
Ending balance		1,121
Carrying amount		1,121
Under construction [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,166
Effect of movements in foreign exchange		77
Acquisitions		735
Acquisitions through business combinations		0
Disposals through sale and derecognition		0
Transfer (to)/from other asset categories and other movements	[1]	(857)
Ending balance		1,121
Carrying amount		1,121
Under construction [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals through sale and derecognition		0
Impairment losses		0
Property Plant And Equipment Owned [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		21,295
Ending balance		21,630
Carrying amount		$ 21,630

[1]	The transfer (to)/from other asset categories and other movements relates mainly to transfers from assets under construction to their respective asset categories, to contributions of assets to pension plans, to the separate presentation in the statement of financial position of property, plant and equipment held for sale in accordance with IFRS 5 Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29 Financial reporting in hyperinflationary economies.